UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended June 30, 2001.

(Please read instructions before preparing form.)

If amended report check here: [_]

Knowlton Brothers, Inc.
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue     New York,        NY          10036
Business Address              (Street)        (City)        (State)       (Zip)

Winthrop Knowlton  212/764-3602
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of August, 2001.

                                     KNOWLTON BROTHERS, INC.
                                     (Name of Institutional Investment Manager)


                                      /s/ Winthrop Knowlton
                                      ------------------------------------------
                                     (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                                        13F File No.:
------------------------------------------------------------ -------------------
1.  Knowlton Brothers, Inc.                                   28-5340
------------------------------------------------------------ -------------------
2.  Knowlton, Christopher                                     28-5342
------------------------------------------------------------ -------------------
3.  Knowlton, Winthrop                                        28-5344
------------------------------------------------------------ -------------------
4.  Lee, Dwight                                               28-2649
------------------------------------------------------------ -------------------

                                                           Investment Discretion                                Voting Authority
                                                           ---------------------                                ----------------

                                                                                        Shared
Issuer                          Class       CUSIP           Value       Position  Sole  Instr.V    Shared    Managers   Sole  Shared
------                          -----       -----           -----       --------  ----  -------    ------    --------   ----  ------
AES Corp.                       COM       00130H105       4772996.55     110871                        X    1, 2, 3              X

AES Corp.                       COM       00130H105          1119300      26000                        X    1, 2, 3, 4           X

Alloy Online                    COM        19855105          3367143     235300                        X    1, 2, 3              X

Altera Corp.                    COM        21441100          1197700      41300                        X    1, 2, 3              X

Altera Corp.                    COM        21441100           643800      22200                        X    1, 2, 3, 4           X

Altera Corp.                    COM        21441100           530700      18300                        X    1, 2, 3              X

American Superconductor         COM        30111108           159960       6200                        X    1, 2, 3              X

AT&T Liberty Media              COM         1957208          1687785      96500                        X    1, 2, 3, 4           X

AT&T Liberty Media              COM         1957208           808038      46200                        X    1, 2, 3              X

Analog Devices.                 COM        32654105           376275       8700                        X    1, 2, 3              X

Attunity Limited                COM       M15332105           135980      52300                        X    1, 2, 3, 4           X

Biosite Diagnostic              COM        90945106           224000       5000                        X    1, 2, 3, 4           X

Celgene                         COM       151020104           923200      32000                        X    1, 2, 3, 4           X

Celgene                         COM       151020104           553920      19200                        X    1, 2, 3              X

Cell Genesys                    COM       150921104           313650      15300                        X    1, 2, 3              X

Cognex Corp.                    COM       192422103          5260260     175342                        X    1, 2, 3              X

Cognex Corp.                    COM       192422103           429000      14300                        X    1, 2, 3              X

Cognex Corp.                    COM       192422103          1188000      39600                        X    1, 2, 3, 4           X

EMC                             COM       268648102           368550      12600                        X    1, 2, 3, 4           X

Eclipsys                        COM       278856109       7169884.02     301509                        X    1, 2, 3              X

Eclipsys                        COM       278856109          1781122     74,900                        X    1, 2, 3, 4           X

Eclipsys                        COM       278856109           375724      15800                        X    1, 2, 3              X

Elan                            COM       284131208           494100       8100                        X    1, 2, 3              X

E-Trade Group                   COM       269248104           484821      52300                        X    1, 2, 3, 4           X

Geron                           COM       374163103           243600      17400                        X    1, 2, 3              X

Genzyme Corp Gen. Div           COM       372917104          2196000      36000                        X    1, 2, 3              X

Genzyme Corp Gen. Div           COM       372917104          1098000      18000                        X    1, 2, 3, 4           X

Gentex                          COM       371901109       1590485.16      57068                        X    1, 2, 3              X

Gentex                          COM       371901109           156072       5600                        X    1,  2, 3             X

Hollis Eden                     COM       435902101          1964250     291000                        X    1, 2, 3              X

HNC Software                    COM       40425P107        4606200.9     219030                        X    1, 2, 3,             X

HNC Software                    COM       40425P107           534162      25400                        X    1, 2, 3, 4           X

HNC Software                    COM       40425P107           172446       8200                        X    1, 2, 3              X

Idexx Laboratories Corp.        COM        4518d104          1896875      60700                        X    1, 2, 3, 4           X

Impath                          COM       45255G101        4689642.3     105861                        X    1, 2, 3              X

Impath                          COM       45255G101           881570      19900                        X    1, 2, 3, 4           X

Impath                          COM       45355G101           447430      10100                        X    1, 2, 3              X

Information Architects          COM       45669R107           120456      95600                        X    1, 2, 3, 4           X

Innoveda                        COM       45769F102           782080     305500                        X    1, 2, 3              X

Jabil Circuit                   COM       466313103          1172680      38000                        X    1, 2, 3, 4           X

Jabil Circuit                   COM       466313103           478330      15500                        X    1, 2, 3              X

Maxwell Shoe                    COM       577766108          1688100      99300                        X    1, 2, 3              X

Mercury Computer                COM       589378108           154350       3500                        X    1, 2, 3              X

Micron Technology               COM       595112103           912420      22200                        X    1, 2, 3, 4           X

MRV Communications Inc.         COM       553477100       1113856.15     119129                        X    1, 2, 3              X

MRV Communications Inc.         COM       553477100           422620      45200                        X    1, 2, 3              X

MRV Communications Inc.         COM       553477100           978010     104600                        X    1, 2, 3, 4           X

Napro Biotherapeutics Inc.      COM       630795102           114240      11200                        X    1, 2, 3              X

Network Associates              COM       640938106        9954123.6     799528                        X    1, 2, 3              X

Network Associates              COM       640938106        2737132.5     219850                        X    1, 2, 3, 4           X

Network Associates              COM       640938106           880215      70700                        X    1, 2, 3              X

Novellus Systems                COM       670008101          1328886      23400                        X    1, 2, 3              X

Novellus Systems                COM       670008101           295308       5200                        X    1, 2, 3, 4           X

Novellus Systems                COM       670008101           352098       6200                        X    1, 2, 3              X

Oak Technology                  COM       671802106       2398190.22     226458                        X    1, 2, 3              X

Parametric Technology Corp.     COM       699173100       5135687.03     367097                        X    1, 2, 3              X

Parametric Technology Corp.     COM       699173100          1734760     124000                        X    1, 2, 3, 4           X

Pinnacle Systems Inc.           COM      7234811070       2967155.95     490439                        X    1, 2, 3              X

PRI Automation                  COM       69357H106           492898      26600                        X    1, 2, 3              X

Presstek                        COM       741113104          1438572     119881                        X    1, 2, 3              X

Presstek                        COM       741113104           552480      46040                        X    1, 2, 3, 4           X

Presstek                        COM       741113104           427776      35648                        X    1, 2, 3              X

QRS                             COM       74726X105          7104468     427980                        X    1, 2, 3              X

QRS                             COM       74726X105           443220      26700                        X    1, 2, 3              X

Rational Software               COM       75409P202          3337950     119000                        X    1, 2, 3              X

Rational Software               COM       75409P202           420750      15000                        X    1, 2, 3, 4           X

Rational Software               COM       75409P202           412335      14700                        X    1, 2, 3              X

Synopsis                        COM       871607107       5712778.23     118057                        X    1, 2, 3              X

Synopsis                        COM       871607107           416154       8600                        X    1, 2, 3              X

Synopsis                        COM       871607107          1388793      28700                        X    1, 2, 3, 4           X

Thoratec                        COM       885175307       4049359.95     260409                        X    1, 2, 3              X

Thoratec                        COM       885175307           797715      51300                        X    1, 2, 3              X

Tripos                          COM       896928108          1139250      77500                        X    1, 2, 3              X

Tripos                          COM       896928108           288120      19600                        X    1, 2, 3              X

Verisign                        COM       92343E102       1075799.27      17927                        X    1, 2, 3              X

Verisign                        COM       92343E102           288048       4800                        X    1, 2, 3, 4           X

Vertex Pharmaceuticals          COM       92532F100           148500       3000                        X    1, 2, 3, 4           X

Vertex Pharmaceuticals          COM       92532F100           475200       9600                        X    1, 2, 3              X

Wind River Systems              COM       973149107       1157894.82      66317                        X    1, 2, 3              X

Wind River Systems              COM       973149107         670813.2      38420                        X    1, 2, 3, 4           X

Wind River Systems              COM       973149107           296820      17000                        X    1, 2, 3              X

Xilinx Inc.                     COM       983919101           466012      11300                        X    1, 2, 3, 4           X

TOTAL                                                   123565046.85